RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Related Party Transaction [Line Items]
Percentage Of Annual Management Fee	5.00%
Percentage Of Permanent Financing	99.00%
Accrued Management Fees	$ 16,146,101	$ 18,154,145